Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 776	$ 787
PP&E	25,722	27,834
ROU Assets	1,202	1,325
Goodwill	2,272	2,272
Total Assets	32,857	35,713
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	615	594
PP&E	19,974	20,924
ROU Assets	667	768
Goodwill	2,272	2,272
Total Assets	24,676	26,203
Conventional [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	161	193
PP&E	1,679	2,433
ROU Assets	3	3
Total Assets	1,909	2,754
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	3,758	4,131
ROU Assets	92	77
Total Assets	4,989	5,688
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	311	346
ROU Assets	440	477
Total Assets	$ 1,283	$ 1,068